Consolidated companies as of December 31, 2023	12 Months Ended
Dec. 31, 2023
Consolidated companies as of December 31, 2023
Consolidated companies as of December 31, 2023

33. Consolidated companies as of December 31, 2023

		Year ended December 31,
		2023		2022	2021
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2023 vs 2022)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

CONTINUING OPERATIONS
Glpg US Inc. (formerly AboundBio Inc.)	United States	100%		100%	0%
CellPoint B.V. (till 30/11/2023)	The Netherlands	100%		100%	0%
Galapagos B.V. (merged with CellPoint B.V.)	The Netherlands	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
Glpg US Holding Inc. (formerly Galapagos, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate Belgium BV (former Galapagos Real Estate 1 BV)	Belgium	100%		100%	100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos SASU	France	100%		100%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%

DISCONTINUED OPERATIONS
Galapagos Biopharma Belgium BV	Belgium	100%		100%	100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos Biopharma Spain S.L.U.	Spain	100%		100%	100%
Galapagos Biopharma Italy S.r.l.	Italy	100%		100%	100%
Galapagos Biopharma Germany GmbH	Germany	100%		100%	100%
Galapagos Biopharma Sweden AB	Sweden	100%		100%	100%
Galapagos Biopharma Norway AS	Norway	100%		100%	100%
Galapagos Biopharma Finland Oy	Finland	100%		100%	100%
Galapagos Biopharma Denmark ApS	Denmark	100%		100%	100%
Galapagos Biopharma Austria GmbH	Austria	100%		100%	100%
Galapagos Biopharma Ireland Ltd	Ireland	100%		100%	100%
Galapagos Biotech Ltd (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%

There are no significant restrictions on the group’s ability to access or use assets and settle liabilities of one of the group’s subsidiaries.